Please file this Prospectus Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

Supplement dated July 19, 2010, to the Prospectus dated May 1, 2010,

as previously supplemented as the case may be.

This supplement contains important information about the Wells Fargo Advantage VT C&B Large Cap Value Fund, the Wells Fargo Advantage VT Equity Income Fund, the Wells Fargo Advantage VT International Core Fund, the Wells Fargo Advantage VT Large Company Core and the Wells Fargo Advantage VT Large Company Growth Fund.

                The Wells Fargo Advantage VT International Core Fund is no longer offered through this prospectus (the “Fund”).  The Fund is now offered through prospectuses dated July 19, 2010 for the Wells Fargo Advantage VT Funds.  To obtain a prospectus for the Fund, please call 1.800.222.8222 or visit www.wellsfargo.com/advantagefunds.

The Wells Fargo Advantage VT C&B Large Cap Value Fund, the Wells Fargo Advantage VT Equity Income Fund, the Wells Fargo Advantage VT Large Company Core and the Wells Fargo Advantage VT Large Company Growth Fund are no longer offered through this prospectus and all references to these funds are hereby removed.

                                                                                                                                                                VTF070/P1410S3

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

Supplement dated July 19, 2010, to the Statement of Additional Information (“SAI”) dated May 1, 2010,

as previously supplemented as the case may be.

This supplement contains important information about the Wells Fargo Advantage VT C&B Large Cap Value Fund, the Wells Fargo Advantage VT Equity Income Fund, the Wells Fargo Advantage VT International Core Fund, the Wells Fargo Advantage VT Large Company Core and the Wells Fargo Advantage VT Large Company Growth Fund.

                The Wells Fargo Advantage VT International Core Fund is no longer offered through this SAI  (the “Fund”).  The Fund is now offered through an SAI dated July 19, 2010 for the Wells Fargo Advantage VT Funds.  To obtain a prospectus for the Fund, please call 1.800.222.8222 or visit www.wellsfargo.com/advantagefunds.

The Wells Fargo Advantage VT C&B Large Cap Value Fund, the Wells Fargo Advantage VT Equity Income Fund, the Wells Fargo Advantage VT Large Company Core and the Wells Fargo Advantage VT Large Company Growth Fund are no longer offered through this SAI and all references to these funds are hereby removed.